Fair Value Measurement on a Recurring Basis - Fair Value - CANTOR EQUITY PARTNERS II, INC. (Details) - CANTOR EQUITY PARTNERS II, INC. - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets:
Assets held in Trust Account – U.S. government debt securities	$ 248,753,164	$ 246,617,353	$ 0
Total	248,753,164	246,617,353
Liabilities:
Total	2,983,500	4,608,560
US Government Debt Securities
Assets:
Assets held in Trust Account – U.S. government debt securities	248,753,164	246,617,353
Forward sale securities liability
Liabilities:
Forward sale securities liability	2,983,500	4,608,560
Quoted Prices in Active Markets (Level 1)
Assets:
Total	248,753,164	246,617,353
Liabilities:
Total	0	0
Quoted Prices in Active Markets (Level 1) | US Government Debt Securities
Assets:
Assets held in Trust Account – U.S. government debt securities	248,753,164	246,617,353
Quoted Prices in Active Markets (Level 1) | Forward sale securities liability
Liabilities:
Forward sale securities liability	0	0
Significant Other Observable Inputs (Level 2)
Assets:
Total	0	0
Liabilities:
Total	0	0
Significant Other Observable Inputs (Level 2) | US Government Debt Securities
Assets:
Assets held in Trust Account – U.S. government debt securities	0	0
Significant Other Observable Inputs (Level 2) | Forward sale securities liability
Liabilities:
Forward sale securities liability	0	0
Significant Other Unobservable Inputs (Level 3)
Assets:
Total	0	0
Liabilities:
Total	2,983,500	4,608,560
Significant Other Unobservable Inputs (Level 3) | US Government Debt Securities
Assets:
Assets held in Trust Account – U.S. government debt securities	0	0
Significant Other Unobservable Inputs (Level 3) | Forward sale securities liability
Liabilities:
Forward sale securities liability	$ 2,983,500	$ 4,608,560